Strategic Review and Liquidity (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Restructuring and Related Activities [Abstract]
Strategic Review and Liquidity
12. Restructuring
In February 2026, we initiated a strategic review process and the 2026 Restructuring. The 2026 Restructuring is expected to be completed by the end of 2026.
We estimate that we will incur approximately $6.5 million in costs associated with the 2026 Restructuring, consisting of severance payments, retention bonuses, employee benefits and related taxes, stock-based compensation, and contract termination costs. Our estimate of costs we expect to incur and the expected timing of when the 2026 Restructuring will be completed are subject to a number of assumptions, and actual results may differ. We may also incur additional costs, including, but not limited to, potential impairment charges not currently contemplated that may occur as a result of, or that are associated with the 2026 Restructuring.
The following table summarizes the restructuring costs incurred and the total estimated costs expected to be incurred in connection with the 2026 Restructuring:

	Three Months Ended June 30, 2026	Six Months Ended June 30, 2026	Cumulative Costs to Date	Total Estimated Costs
	(in thousands)
Employee severance, benefits and related taxes	$83	$2,640	$2,640	$2,640
Employee retention bonuses, benefits and related taxes	1,296	2,079	2,079	2,881
Stock-based compensation	50	665	665	665
Contract termination costs	(50)	300	300	300
Total restructuring costs	$1,379	$5,684	$5,684	$6,486

Total restructuring costs recognized in our condensed consolidated statements of operations were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
	(in thousands)
Research and development	$419	$—	$3,477	$—
General and administrative	960	—	2,207	—
Total restructuring costs	$1,379	$—	$5,684	$—

Accrued restructuring costs, which are included in accrued expenses and other current liabilities on our condensed consolidated balance sheets were as follows (in thousands):

Balance as of December 31, 2025	$—
Restructuring costs recognized during the period	4,305
Cash payments made during the period	(3,971)
Employee retention bonuses paid in advance	724
Non-cash charges recognized during the period	(615)
Balance as of March 31, 2026	443
Restructuring costs recognized during the period	1,379
Cash payments made during the period	(1,229)
Amortization of employee retention bonuses paid in the prior period	(509)
Non-cash charges recognized during the period	(50)
Balance as of June 30, 2026	$34

2. Strategic Review and Liquidity
In February 2026, we adopted a restructuring plan to extend our capital resources in connection with initiating a process to explore a full range of strategic alternatives to advance our promising platform and drug development pipeline to maximize stockholder value. We have engaged Piper Sandler & Co. (“Piper Sandler”) to serve as exclusive financial advisor to assist in the strategic review process. Measures contemplated during the strategic review process may include, among other options, a sale the Company, a business combination or merger, a sale of our assets, licensing or collaboration arrangements, or other strategic transactions. There can be no assurance that the strategic review process will result in any agreement or transaction that will enhance stockholder value, or any agreement or transaction at all.
As part of the restructuring plan, our board of directors approved a reduction in force, representing 64% of our workforce, to better align our resources with our pursuit of strategic alternatives. As a result of the reduction in force, we estimate that we will incur a one-time charge in the first quarter of 2026 related to employee separation benefits, including severance and related benefits, of approximately $4.1 million, most of which is anticipated to result in cash expenditures to be incurred in the first quarter of 2026. We may also incur additional costs, including, but not limited to, potential impairment charges not currently contemplated due to events that may occur as a result of, or that are associated with, the restructuring plan. The estimated charges that we expect to incur are subject to a number of assumptions, and actual results may differ materially from these estimates.
We had cash and cash equivalents of $57.1 million at December 31, 2025. The outcome of our strategic review process will inform future development plans and the costs associated with those efforts. The conditions described above raise substantial doubt about our ability to continue as a going concern for at least twelve months from the date these consolidated financial statements are issued in this Annual Report. There can be no assurance that the strategic review process will result in any agreement or transaction that will mitigate the conditions which raise substantial doubt about our ability to continue as a going concern, or at all.
Our consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and settlement of liabilities and commitments in the ordinary course of business. Our consolidated financial statements do not include any adjustments that might result from the outcome of the conditions described above.